FINANCIAL INSTRUMENTS - Fair value hierarchy (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	$ 90,847	$ 93,917
Total liabilities at fair value	36,548	37,849
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	1,291	1,489
Total liabilities at fair value	542	436
Recurring fair value measurement | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	336	360
Recurring fair value measurement | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	206	76
Recurring fair value measurement | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	283	513
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	311	170
Recurring fair value measurement | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	599	643
Recurring fair value measurement | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	98	163
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	87	315
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 1 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	87	315
Recurring fair value measurement | Level 1 | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	697	806
Total liabilities at fair value	502	354
Recurring fair value measurement | Level 2 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	333	332
Recurring fair value measurement | Level 2 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	169	22
Recurring fair value measurement | Level 2 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 2 | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 2 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	599	643
Recurring fair value measurement | Level 2 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	98	163
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	507	368
Total liabilities at fair value	40	82
Recurring fair value measurement | Level 3 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	3	28
Recurring fair value measurement | Level 3 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	37	54
Recurring fair value measurement | Level 3 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	196	198
Recurring fair value measurement | Level 3 | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	311	170
Recurring fair value measurement | Level 3 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 3 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	$ 0	$ 0